January 25, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Morgan Growth Fund (the Trust)
File No. 2-29601

Commissioners:

Enclosed is the 70th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on November 18, 2009, to implement the changes required by the new Form N-1A. The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, 2) provide the annual update to the Trust’s Registration Statement, including audited financial statements for the fiscal year ended September 30, 2009, and 3) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of January 26, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669-2627 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Laura J. Merianos
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.

U.S. Securities and Exchange Commission